LOSS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount	311,254	1,197,132	798,088
Options
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount	48,923,088	42,365,681	32,412,199
RSUs
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount	2,992,801	4,328,395	3,441,420